ACQUISITIONS (Details)	Apr. 28, 2025 USD ($) shares	Apr. 25, 2025 USD ($) item subsidiary	Jun. 30, 2025 USD ($)
ATS and SESB
BUSINESS COMBINATIONS
Initial number of shares | shares	2,200,000
Threshold period for delisting	90 days
Additional number of shares | shares	2,700,000
Total number of shares issued | shares	4,900,000
Fair value of shares issued	$ 3,141,000
Total purchase consideration	3,141,000
ATS
BUSINESS COMBINATIONS
Total purchase consideration	2,124,000
SESB
BUSINESS COMBINATIONS
Total purchase consideration	$ 1,017,000
CER
BUSINESS COMBINATIONS
Percentage of voting interest acquired		100.00%
Number of subsidiaries acquired | subsidiary		2
Number of joint venture | item		1
Committed capital to be provided			$ 1,130,000
Aggregate portion funded			$ 381,200
CER Microgrids
BUSINESS COMBINATIONS
Percentage of voting interest acquired		100.00%
Bargain purchase gain		$ 2,487,000
CER Rooftop
BUSINESS COMBINATIONS
Percentage of voting interest acquired		55.64%
CER Renewtech
BUSINESS COMBINATIONS
Percentage of voting interest acquired		50.00%